Remuneration and other benefit paid to the Bank's directors, executive officers and other key management personnel (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($) item	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Compensation
Number of vice-presidency positions created and named | item	2
Current executive directors
Compensation
Compensation and benefits	$ 37	$ 30	$ 23
Executive officers
Compensation
Compensation and benefits	504	453	431
Post-employment benefits	572	537	$ 522
Loans receivable	$ 197	$ 183